Cash and Cash Equivalents - Summary of Changes in Liabilities Arising from Financing Activities (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities at beginning of period	$ 8,925,094,000	$ 5,122,490,000	$ 4,447,808,000
Liabilities from financing activities resulting from financing cash flows	5,022,465,000	7,245,952,000	1,760,904,000
Liabilities from financing activities used in financing cash flows	(7,506,663,000)	(4,332,977,000)	(1,461,659,000)
Liabilities from financing activities, paid interest in financing cash flows	(614,598,000)	(439,552,000)	(343,991,000)
Liabilities from financing activities, total from financing cash flows	(3,098,797)	2,473,423,000	(44,746,000)
Liabilities from financing activities, through acquisition of subsidiaries		1,393,926,000	327,028,000
Liabilities from financing activities, through changes in fair value	(5,551,000)	1,536,000	(6,895,000)
Liabilities from financing activities, through exchange differences	(62,694,000)	(712,428,000)	(37,948,000)
Liabilities from financing activities, through financial costs	582,802,000	594,619,000	398,558,000
Liabilities from financing activities, through new financial leases	114,963,000	28,143,000	17,605,000
Liabilities from financing activities, through other changes	(14,437,000)	23,385,000	21,080,000
Liabilities arising from financing activities at end of period	6,441,380,000	8,925,094,000	5,122,490,000
Bank Loans [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities at beginning of period	1,895,909,000	1,501,723,000	964,845,000
Liabilities from financing activities resulting from financing cash flows	3,184,903,000	933,146,000	783,342,000
Liabilities from financing activities used in financing cash flows	(3,732,252,000)	(744,730,000)	(305,915,000)
Liabilities from financing activities, paid interest in financing cash flows	(120,531,000)	(99,667,000)	(74,135,000)
Liabilities from financing activities, total from financing cash flows	(667,880)	88,749,000	403,292,000
Liabilities from financing activities, through acquisition of subsidiaries		248,027,000	55,421,000
Liabilities from financing activities, through changes in fair value			(775,000)
Liabilities from financing activities, through exchange differences	(15,165,000)	(129,975,000)	(11,659,000)
Liabilities from financing activities, through financial costs	134,024,000	165,292,000	94,163,000
Liabilities from financing activities, through other changes	(17,678,000)	22,093,000	(3,564,000)
Liabilities arising from financing activities at end of period	1,329,210,000	1,895,909,000	1,501,723,000
Unsecured Obligations with Public [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities at beginning of period	4,058,599,000	3,178,008,000	3,154,734,000
Liabilities from financing activities resulting from financing cash flows	1,712,911,000	3,605,019,000	580,365,000
Liabilities from financing activities used in financing cash flows	(994,614,000)	(3,475,288,000)	(573,994,000)
Liabilities from financing activities, paid interest in financing cash flows	(275,473,000)	(289,093,000)	(237,702,000)
Liabilities from financing activities, total from financing cash flows	442,823	(159,362,000)	(231,331,000)
Liabilities from financing activities, through acquisition of subsidiaries		1,123,222,000
Liabilities from financing activities, through exchange differences	(76,972,000)	(337,715,000)	11,920,000
Liabilities from financing activities, through financial costs	283,781,000	315,051,000	230,212,000
Liabilities from financing activities, through other changes	6,804,000	(60,605,000)	12,473,000
Liabilities arising from financing activities at end of period	4,715,035,000	4,058,599,000	3,178,008,000
Financial Lease [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities at beginning of period	121,973,000	104,492,000	125,190,000
Liabilities from financing activities used in financing cash flows	(59,178,000)	(31,619,000)	(46,975,000)
Liabilities from financing activities, paid interest in financing cash flows	(9,076,000)	(7,037,000)	(5,984,000)
Liabilities from financing activities, total from financing cash flows	(68,254)	(38,656,000)	(52,959,000)
Liabilities from financing activities, through acquisition of subsidiaries		22,677,000
Liabilities from financing activities, through exchange differences	10,866,000	(2,992,000)	(175,000)
Liabilities from financing activities, through financial costs	11,666,000	8,170,000	5,882,000
Liabilities from financing activities, through new financial leases	114,963,000	28,143,000	17,605,000
Liabilities from financing activities, through other changes	(947,000)	139,000	8,949,000
Liabilities arising from financing activities at end of period	190,267,000	121,973,000	104,492,000
Other Liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities at beginning of period	187,878,000	219,735,000	63,001,000
Liabilities from financing activities resulting from financing cash flows	1,009,000		125,345,000
Liabilities from financing activities used in financing cash flows	(55,478,000)	(81,340,000)	(221,232,000)
Liabilities from financing activities, paid interest in financing cash flows	(8,667,000)	(15,709,000)	(25,941,000)
Liabilities from financing activities, total from financing cash flows	(63,136)	(97,049,000)	(121,828,000)
Liabilities from financing activities, through acquisition of subsidiaries			271,607,000
Liabilities from financing activities, through changes in fair value			(8,667,000)
Liabilities from financing activities, through exchange differences	(7,121,000)	(23,776,000)	(13,346,000)
Liabilities from financing activities, through financial costs	23,097,000	28,152,000	28,874,000
Liabilities from financing activities, through other changes	(6,977,000)	60,816,000	94,000
Liabilities arising from financing activities at end of period	133,741,000	187,878,000	219,735,000
Hedging Derivatives [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities at beginning of period	(108,545,000)	3,284,000	21,069,000
Liabilities from financing activities resulting from financing cash flows	95,512,000	5,474,000	230,000
Liabilities from financing activities used in financing cash flows	(70,000)		(15,958,000)
Liabilities from financing activities, paid interest in financing cash flows	(27,465,000)	(28,046,000)
Liabilities from financing activities, total from financing cash flows	67,977	(22,572,000)	(15,728,000)
Liabilities from financing activities, through changes in fair value	(17,279,000)	15,601,000	(10,688,000)
Liabilities from financing activities, through exchange differences	(30,952,000)	(133,070,000)	(3,371,000)
Liabilities from financing activities, through financial costs	24,847,000	27,064,000	8,874,000
Liabilities from financing activities, through other changes	4,361,000	1,148,000	3,128,000
Liabilities arising from financing activities at end of period	(59,591,000)	(108,545,000)	3,284,000
Non-hedging Derivatives [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities at beginning of period	(16,221,000)	3,162,000
Liabilities from financing activities resulting from financing cash flows	28,130,000	15,926,000	174,000
Liabilities from financing activities used in financing cash flows			(12,878,000)
Liabilities from financing activities, total from financing cash flows	28,130	15,926,000	(12,704,000)
Liabilities from financing activities, through changes in fair value	11,728,000	(14,065,000)	13,235,000
Liabilities from financing activities, through exchange differences	1,195,000	1,920,000	105,000
Liabilities from financing activities, through financial costs	(24,409,000)	(22,958,000)	2,526,000
Liabilities from financing activities, through other changes		(206,000)
Liabilities arising from financing activities at end of period	423,000	(16,221,000)	3,162,000
Loans from Related Companies [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities at beginning of period	2,652,387,000
Liabilities from financing activities resulting from financing cash flows		2,686,387,000	257,453,000
Liabilities from financing activities used in financing cash flows	(2,662,433,000)		(257,956,000)
Liabilities from financing activities, paid interest in financing cash flows	(173,386,000)		(229,000)
Liabilities from financing activities, total from financing cash flows	(2,835,819)	2,686,387,000	(732,000)
Liabilities from financing activities, through exchange differences	55,455,000	(86,820,000)	503,000
Liabilities from financing activities, through financial costs	127,977,000	52,820,000	229,000
Liabilities arising from financing activities at end of period		2,652,387,000
Other Accounts Payable [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities at beginning of period	133,114,000	112,086,000	118,969,000
Liabilities from financing activities resulting from financing cash flows			13,995,000
Liabilities from financing activities used in financing cash flows	(2,638,000)		(26,751,000)
Liabilities from financing activities, total from financing cash flows	(2,638)		(12,756,000)
Liabilities from financing activities, through exchange differences			(21,925,000)
Liabilities from financing activities, through financial costs	1,819,000	21,028,000	27,798,000
Liabilities arising from financing activities at end of period	$ 132,295,000	$ 133,114,000	$ 112,086,000